Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 2,172,916	$ 14,433
Other comprehensive income (loss):
Foreign currency translation gain (loss)	(443,552)	(106,797)
Comprehensive gain (loss)	1,729,364	(92,364)
Comprehensive (income) loss attributable to the non- controlling interest	(172,389)	36,267
Comprehensive income (loss) attributable to the Company	$ 1,556,975	$ (56,097)